Summary of Dividends Declared (Detail) (USD $)	6 Months Ended
Jun. 30, 2012
Dividend Declared 1
Subsequent Event [Line Items]
Record Date	Jul. 31, 2012
Payment Date	Aug. 10, 2012
Amount per Ordinary Share	$ 0.10
Dividend Declared 2
Subsequent Event [Line Items]
Record Date	Aug. 31, 2012
Payment Date	Sep. 10, 2012
Amount per Ordinary Share	$ 0.10
Dividend Declared 3
Subsequent Event [Line Items]
Record Date	Sep. 28, 2012
Payment Date	Oct. 10, 2012
Amount per Ordinary Share	$ 0.10